UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
Address:  700 Seventeenth Street Suite 2350
          Denver, CO 80202

Form 13F File Number:  028-05337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy J. Waymire, CFA
Title:    Principal
Phone:    303/832.2300

Signature, Place, and Date of Signing:

    /s/ Timothy J. Waymire               Denver, CO               April 18, 2013
    ----------------------               ----------               --------------
         [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           99
                                         -----------

Form 13F Information Table Value Total:  $   327,704
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                   COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                          TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Vanguard Total Bond Index Fund          COMMON STOCK 921937835      15,702     187,739          SOLE       SOLE     SOLE
Exxon Mobil Corporation                 COMMON STOCK 91927806        9,847     109,278          SOLE       SOLE     SOLE
Vanguard Intermediate Bond Fun          COMMON STOCK 921937819       8,943     101,594          SOLE       SOLE     SOLE
Vanguard Interm-Term Corp Bond          COMMON STOCK 92206C870       7,925      90,711          SOLE       SOLE     SOLE
IBM                                     COMMON STOCK 459200101       6,810      31,929          SOLE       SOLE     SOLE
Philip Morris International In          COMMON STOCK                 6,642      71,648          SOLE       SOLE     SOLE
Vanguard Short-term Bond Index          COMMON STOCK 921937827       6,527      80,592          SOLE       SOLE     SOLE
Bristol-Myers Squibb                    COMMON STOCK 110122108       6,455     156,714          SOLE       SOLE     SOLE
Home Depot                              COMMON STOCK 437076102       6,326      90,656          SOLE       SOLE     SOLE
WP Carey Inc.                           COMMON STOCK                 6,302      93,506          SOLE       SOLE     SOLE
Ishares Investment Grade Corp           COMMON STOCK 464287242       6,251      52,139          SOLE       SOLE     SOLE
Chubb Corporation                       COMMON STOCK 171232101       6,248      71,384          SOLE       SOLE     SOLE
McDonald's                              COMMON STOCK                 6,202      62,210          SOLE       SOLE     SOLE
United Technologies                     COMMON STOCK 913017109       5,880      62,937          SOLE       SOLE     SOLE
Johnson & Johnson                       COMMON STOCK 478160104       5,864      71,920          SOLE       SOLE     SOLE
Auto Data Processing                    COMMON STOCK 53015103        5,772      88,765          SOLE       SOLE     SOLE
Vanguard Div Appreciation               COMMON STOCK 921908844       5,714      86,967          SOLE       SOLE     SOLE
Procter & Gamble                        COMMON STOCK 742718109       5,676      73,658          SOLE       SOLE     SOLE
Chevron Corp                            COMMON STOCK 166741100       5,621      47,304          SOLE       SOLE     SOLE
Russell Large Blend                     COMMON STOCK                 5,343      61,264          SOLE       SOLE     SOLE
Nike Inc. Cl B                          COMMON STOCK 654106103       5,294      89,706          SOLE       SOLE     SOLE
Coca-Cola Co.                           COMMON STOCK 191216100       5,223     129,163          SOLE       SOLE     SOLE
3M Company                              COMMON STOCK 604059105       5,084      47,825          SOLE       SOLE     SOLE
Diageo PLC ADR                          COMMON STOCK 25243Q205       5,021      39,901          SOLE       SOLE     SOLE
Public Storage Inc.                     COMMON STOCK                 4,875      32,007          SOLE       SOLE     SOLE
Intel Corporation                       COMMON STOCK 458140100       4,858     222,473          SOLE       SOLE     SOLE
Rayonier Inc                            COMMON STOCK                 4,831      80,970          SOLE       SOLE     SOLE
General Mills Inc.                      COMMON STOCK 370334104       4,754      96,405          SOLE       SOLE     SOLE
Royal Bank of Canada                    COMMON STOCK                 4,703      77,986          SOLE       SOLE     SOLE
E. I. Du Pont De Nemours                COMMON STOCK 263534109       4,689      95,390          SOLE       SOLE     SOLE
BHP Billiton                            COMMON STOCK 88606108        4,644      67,871          SOLE       SOLE     SOLE
Emerson Electric Company                COMMON STOCK 291011104       4,538      81,224          SOLE       SOLE     SOLE
Medtronic Inc.                          COMMON STOCK 585055106       4,515      96,141          SOLE       SOLE     SOLE
Pepsico Inc.                            COMMON STOCK 997134101       4,420      55,877          SOLE       SOLE     SOLE
General Electric                        COMMON STOCK 369604103       4,419     191,138          SOLE       SOLE     SOLE
McCormick & Co., Inc.                   COMMON STOCK 579780206       4,408      59,933          SOLE       SOLE     SOLE
Vanguard Whitehall Funds                COMMON STOCK 921946406       4,400      80,268          SOLE       SOLE     SOLE
Xilinx Inc                              COMMON STOCK                 4,398     115,222          SOLE       SOLE     SOLE
Xcel Energy Inc                         COMMON STOCK                 4,349     146,433          SOLE       SOLE     SOLE
Microsoft Corporation                   COMMON STOCK 594918104       4,316     150,873          SOLE       SOLE     SOLE
Illinois Tool Works Inc                 COMMON STOCK                 4,304      70,623          SOLE       SOLE     SOLE
Wal Mart Stores Inc.                    COMMON STOCK                 4,275      57,135          SOLE       SOLE     SOLE
Sysco Corp.                             COMMON STOCK 871829107       4,250     120,850          SOLE       SOLE     SOLE
Vodafone Group New ADR                  COMMON STOCK                 4,235     149,103          SOLE       SOLE     SOLE
AT&T Inc.                               COMMON STOCK 00206R102       4,169     113,632          SOLE       SOLE     SOLE
Merck & Co.                             COMMON STOCK 58933107        4,160      94,118          SOLE       SOLE     SOLE
Canadian Natl Ry Co                     COMMON STOCK 136375102       4,100      40,882          SOLE       SOLE     SOLE
AmeriGas Partners LP                    COMMON STOCK 30975106        4,038      89,862          SOLE       SOLE     SOLE
Stanley Black & Decker                  COMMON STOCK                 3,975      49,091          SOLE       SOLE     SOLE
Transcanada Corp                        COMMON STOCK 89353D107       3,959      82,673          SOLE       SOLE     SOLE
Southern Company                        COMMON STOCK 842587107       3,928      83,718          SOLE       SOLE     SOLE
Waste Management Inc Del                COMMON STOCK 94106L109       3,720      94,864          SOLE       SOLE     SOLE
Enterprise Prd Prtnrs LP                COMMON STOCK                 3,421      56,742          SOLE       SOLE     SOLE
Caterpillar Inc.                        COMMON STOCK 149123101       3,387      38,942          SOLE       SOLE     SOLE
Royal Dutch Shell A Adrf                COMMON STOCK                 3,305      50,724          SOLE       SOLE     SOLE
Bank of Montreal                        COMMON STOCK 63671101        3,287      52,212          SOLE       SOLE     SOLE
AbbVie Inc.                             COMMON STOCK 00287Y109       3,039      74,511          SOLE       SOLE     SOLE
Abbott Laboratories                     COMMON STOCK 2824100         2,668      75,533          SOLE       SOLE     SOLE
HSBC Hldgs Plc Adr New                  COMMON STOCK                 2,240      42,000          SOLE       SOLE     SOLE
Sabine Royalty Trust                    COMMON STOCK 785688102       1,976      42,370          SOLE       SOLE     SOLE
3-7 Year Treasury                       COMMON STOCK 464288661       1,551      12,562          SOLE       SOLE     SOLE
Vanguard Index Trust Total Sto          COMMON STOCK                 1,464      18,083          SOLE       SOLE     SOLE
Dow Jones Industrial Average            COMMON STOCK                 1,360       9,356          SOLE       SOLE     SOLE
Anadarko Petroleum                      COMMON STOCK 32511107        1,199      13,705          SOLE       SOLE     SOLE
EOG Resources                           COMMON STOCK 293562104         943       7,365          SOLE       SOLE     SOLE
Apple Computer Inc                      COMMON STOCK                   875       1,977          SOLE       SOLE     SOLE
Plains All Amern Ppln LP                COMMON STOCK                   828      14,655          SOLE       SOLE     SOLE
Wells Fargo                             COMMON STOCK 949746101         818      22,118          SOLE       SOLE     SOLE
Altria Group                            COMMON STOCK                   808      23,504          SOLE       SOLE     SOLE
Kinder Morgan Energy LP                 COMMON STOCK                   764       8,510          SOLE       SOLE     SOLE
Heinz H J Co                            COMMON STOCK 423074103         701       9,695          SOLE       SOLE     SOLE
Magellan Midstream Ptnrs LP             COMMON STOCK 559080106         695      13,010          SOLE       SOLE     SOLE
NextEra Energy, Inc.                    COMMON STOCK                   623       8,020          SOLE       SOLE     SOLE
Russell 3000                            COMMON STOCK                   617       6,605          SOLE       SOLE     SOLE
Target Corp                             COMMON STOCK 872540109         557       8,137          SOLE       SOLE     SOLE
Pfizer Incorporated                     COMMON STOCK 717081103         528      18,301          SOLE       SOLE     SOLE
iShares Tr Comex Gold                   COMMON STOCK                   511      32,950          SOLE       SOLE     SOLE
Polaris Industries                      COMMON STOCK 731068102         497       5,378          SOLE       SOLE     SOLE
Ecolab Inc                              COMMON STOCK                   487       6,076          SOLE       SOLE     SOLE
Apache Corp                             COMMON STOCK                   438       5,675          SOLE       SOLE     SOLE
Sherwin Williams                        COMMON STOCK                   422       2,500          SOLE       SOLE     SOLE
U S Bancorp Del                         COMMON STOCK                   380      11,202          SOLE       SOLE     SOLE
Verizon Communications                  COMMON STOCK 92343V104         345       7,014          SOLE       SOLE     SOLE
Vanguard Corp Bond Etf                  COMMON STOCK 92206C409         322       4,009          SOLE       SOLE     SOLE
Russell Small Cap                       COMMON STOCK 464287655         318       3,370          SOLE       SOLE     SOLE
Treasury Inflation Protected B          COMMON STOCK                   318       2,624          SOLE       SOLE     SOLE
Russell Large Value                     COMMON STOCK                   303       3,737          SOLE       SOLE     SOLE
Grainger W W Inc                        COMMON STOCK                   278       1,235          SOLE       SOLE     SOLE
Russell Large Growth                    COMMON STOCK 464287614         271       3,802          SOLE       SOLE     SOLE
Duke Energy                             COMMON STOCK 264399106         267       3,679          SOLE       SOLE     SOLE
Berkshire Hathaway Cl B                 COMMON STOCK                   261       2,500          SOLE       SOLE     SOLE
Streettracks Gold TRUST                 COMMON STOCK                   256       1,659          SOLE       SOLE     SOLE
UnitedHealth Group                      COMMON STOCK 910581107         248       4,335          SOLE       SOLE     SOLE
Zimmer Holdings Inc                     COMMON STOCK 98956P102         232       3,080          SOLE       SOLE     SOLE
Precision Castparts Corp                COMMON STOCK                   228       1,200          SOLE       SOLE     SOLE
Colgate Palmolive                       COMMON STOCK 194162103         218       1,847          SOLE       SOLE     SOLE
Dow Jones Select Dividend               COMMON STOCK                   216       3,408          SOLE       SOLE     SOLE
Ingersoll Rand                          COMMON STOCK                   209       3,800          SOLE       SOLE     SOLE
Keycorp Inc New                         COMMON STOCK                   120      12,000          SOLE       SOLE     SOLE